Description of Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Sep. 17, 2021	Sep. 30, 2021	Jun. 30, 2021
Issue of limited liability company interests	1,169,378
IPO [Member]
Proceeds from issuance of common stock	$ 452.8
Issue of limited liability company interests	14,222,222
Common Class A [Member]
Stock issued during period, shares		17,888,888
Proceeds from issuance of common stock			$ 5.8
Stock repurchased during period, shares		2,497,288
Common Class A [Member] | IPO [Member]
Stock issued during period, shares	17,888,888
Shares issued, price per share	$ 27.00
Stock repurchased during period, shares	2,497,288